SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 16 - SEGMENT INFORMATION

The Company operates in two segments:

(i)	Cannabis Retail - Either independently or in conjunction with third parties, the Company operates medical marijuana and adult use cannabis dispensaries in California. All retail dispensaries offer a broad selection of medical and adult use cannabis products including flower, concentrates, and edibles.
(ii)	Cannabis Cultivation and Distribution - The Company operates a cultivation facility in Oakland, California and distributes flower grown from the facility to other manufacturers or to its own retail cannabis dispensaries in California under the Korova brand.

For the periods presented, revenue by reportable segments are as follows:

	(in thousands)				(in thousands)
	Total Revenue		% of Total Revenue		Total Revenue		% of Total Revenue
	Three Months Ended June 30,				Six Months Ended June 30,
Segment	2023	2022	2023	2022	2023	2022	2023	2022
Cannabis Retail	$8,415	$11,140	95.7%	70.5%	$16,885	$23,653	93.6%	68.3%
Cannabis Cultivation & Distribution	382	4,661	4.3%	29.5%	1,152	10,997	6.4%	31.7%
Total	$8,797	$15,801	100.0%	100.0%	$18,037	$34,650	100.0%	100.0%

For the periods presented, results of operations by reportable segments are as follows:

	(in thousands)
	Three Months Ended June 30, 2023				Three Months Ended June 30, 2022
	Cannabis Retail	Cannabis Cultivation & Distribution	Corporate & Other	Total	Cannabis Retail	Cannabis Cultivation & Distribution	Corporate & Other	Total
Total Revenues	$8,415	$382	$-	$8,797	$11,140	$4,661	$-	$15,801
Cost of Goods Sold	3,963	234	-	4,197	5,430	2,284	-	7,714
Gross Profit	4,452	148	-	4,600	5,710	2,377	-	8,087
Gross Profit %	52.9%	38.7%			51.3%	51.0%

Selling, General & Administrative Expenses	2,852	312	4,907	8,071	6,427	3,886	7,847	18,160
Impairment Expense	-	-	-	-	-	-	55,726	55,726
(Gain) Loss on Disposal of Assets	-	-	(1,739)	(1,739)	542	-	(1)	541
Income (Loss) from Operations	1,600	(164)	(3,168)	(1,732)	(1,259)	(1,509)	(63,572)	(66,340)

Other Income (Expense):
Interest Income (Expense)	48	-	(235)	(187)	-	(11)	(427)	(438)
Gain on Settlement of Liabilities	110	-	-	110	-	-	-	-
Unrealized Gain on Investments	-	-	-	-	-	-	963	963
Other Income (Expense)	(31)	9	264	242	(71)	112	189	230
Total Other Income (Expense), Net	127	9	29	165	(71)	101	725	755

Income (Loss) Before Provision for Income Taxes	$1,727	$(155)	$(3,139)	$(1,567)	$(1,330)	$(1,408)	$(62,847)	$(65,585)

Total Assets (Liabilities)	$18,231	$4,456	$15,573	$38,260	$51,162	$(73)	$129,166	$180,255
	(in thousands)
	Six Months Ended June 30, 2023				Six Months Ended June 30, 2022
	Cannabis Retail	Cannabis Cultivation & Distribution	Corporate & Other	Total	Cannabis Retail	Cannabis Cultivation & Distribution	Corporate & Other	Total
Total Revenues	$16,885	$1,152	$-	$18,037	$23,653	$10,997	$-	$34,650
Cost of Goods Sold	7,768	974	-	8,742	12,311	8,139	-	20,450
Gross Profit	9,117	178	-	9,295	11,342	2,858	-	14,200
Gross Profit %	54.0%	15.5%			48.0%	26.0%

Selling, General & Administrative Expenses	5,310	467	7,891	13,668	11,452	8,486	16,153	36,091
Impairment Expense	-	-	-	-	-	-	55,726	55,726
(Gain) Loss on Disposal of Assets	-	-	(1,739)	(1,739)	542	-	(199)	343
Income (Loss) from Operations	3,807	(289)	(6,152)	(2,634)	(652)	(5,628)	(71,680)	(77,960)

Other Income (Expense):
Interest Expense	-	-	(1,211)	(1,211)	-	(176)	(2,028)	(2,204)
Gain on Extinguishment of Debt	-	-	3,026	3,026	-	-	542	542
Gain on Settlement of Liabilities	110	-	-	110	-	-	-	-
Realized Loss on Investments	-	-	(61)	(61)	-	-	-	-
Unrealized Gain on Investments	-	-	-	-	-	-	963	963
Other Income (Expense)	(317)	324	264	271	(397)	527	728	858
Total Other Income (Expense), Net	(207)	324	2,018	2,135	(397)	351	205	159

Income (Loss) Before Provision for Income Taxes	$3,600	$35	$(4,134)	$(499)	$(1,049)	$(5,277)	$(71,475)	$(77,801)

Total Assets (Liabilities)	$18,231	$4,456	$15,573	$38,260	$51,162	$(73)	$129,166	$180,255

NOTE 20 – SEGMENT INFORMATION

The Company operates in two segments:

(i) Cannabis Retail – Either independently or in conjunction with third parties, the Company operates medical marijuana and adult use cannabis dispensaries in California. All retail dispensaries offer a broad selection of medical and adult use cannabis products including flower, concentrates and edibles.

(ii) Cannabis Cultivation and Distribution – The Company operates distribution centers in California that distribute its own branded products as well as third party products to its retail dispensaries and to other non-affiliated medical marijuana and/or adult use cannabis dispensaries.

For the periods presented, revenue by reportable segments are as follows:

	(in thousands)
	Total Revenue		% of Total Revenue
	Year Ended December 31,
Segment	2022	2021	2022	2021
Cannabis Retail	$39,937	$24,540	76.8%	58.3%
Cannabis Cultivation & Distribution	12,078	17,580	23.2%	41.7%
Total	$52,015	$42,120	100.0%	100.0%

For the periods presented, operations by reportable segments are as follows:

	(in thousands)
	Year Ended December 31, 2022
	Cannabis Retail	Cannabis Cultivation and Distribution	Corporate and Other	Total
Total Revenues	$39,937	$12,078	$—	$52,015
Cost of Goods Sold	19,586	15,532	—	35,118
Gross Profit (Loss)	20,351	(3,454)	—	16,897

Selling, General and Administrative Expenses	17,513	11,009	25,634	54,156
Impairment Expense	—	—	163,698	163,698
(Gain) Loss on Sale Of Assets	(2,663)	(3,652)	(879)	(7,194)
Income (Loss) from Operations	5,501	(10,811)	(188,453)	(193,763)

Other Income (Expense):
Interest Expense	—	(170)	(4,003)	(4,173)

Gain (Loss) on Extinguishment of Debt	—	—	542	542
Unrealized Gain (Loss) on Investments	—	—	210	210
Other Income (Loss)	210	750	590	1,550
Total Other Income (Loss)	210	580	(2,661)	(1,871)

Income (Loss) Before Provision for Income Taxes	$5,711	$(10,231)	$(191,114)	$(195,634)

Total Assets	$18,716	$4,344	$17,448	$40,508
	(in thousands)
	Year Ended December 31, 2021
	Cannabis Retail	Cannabis Cultivation and Distribution	Corporate and Other	Total
Total Revenues	$24,540	$17,580	$—	$42,120
Cost of Goods Sold	13,706	17,395	—	31,101
Gross Profit	10,834	185	—	11,019

Selling, General and Administrative Expenses	12,327	6,876	27,111	46,314
Impairment Expense	6,171	—	—	6,171
(Gain) Loss on Sale Of Assets	—	56	(3,189)	(3,133)
Income (Loss) from Operations	(7,664)	(6,747)	(23,922)	(38,333)

Other Income (Expense):
Interest Expense	(85)	(184)	(1,506)	(1,775)
Gain (Loss) on Extinguishment of Debt	—	185	(6,161)	(5,976)
Gain (Loss) on Investments	—	—	5,337	5,337

Other Income (Loss)	110	85	(628)	(433)
Total Other Income (Loss)	25	86	(2,958)	(2,847)

Income (Loss) Before Provision for Income Taxes	$(7,639)	$(6,661)	$(26,880)	$(41,180)

Total Assets	$54,846	$(5,565)	$222,543	$271,824